UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Milton Arbitrage Partners, LLC
Address:       165 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

           /s/ James E. Buck, II              Greenwich, Connecticut   11/15/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       25

Form 13F Information Table Value Total:                   $   262,157
                                                              (thousands)

INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TEATMENT.

List of Other Included Managers:


None


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                                  Item 2:              Item 3:       Item 4:   Item 5:             Item 6:    Item 7:     Item 8:
   Item 1:                        Title of             CUSIP         Value     Shares or           Investment Other       Voting
Name of Issuer                    Class                Number        (x $1000) Prn Amt    SH/PRN   Discretion Managers    Authority


                                                                                                                 Sole   Shared  None

American Heritage Life Invt        Common Stock         026522102     13779     434000      SH      SOLE         434000
Bank Boston Corp.                  Common Stock         06605R106     16229     374163      SH      SOLE         374163
Centocor Inc.                      Common Stock         152342101     13176     225000      SH      SOLE         225000
CMS Energy Corp                    CLG                  125896209     3024      128700      SH      SOLE         128700
CMS Energy Corp                    Common Stock         125896100     658       19400       SH      SOLE         19400
CNB Bancshares Inc.                Common Stock         126126101     15619     294700      SH      SOLE         294700
Data Gen Corp.                     Common Stock         237688106     6285      298400      SH      SOLE         298400
Everen Capital Corp.               Common Stock         299761106     12870     436300      SH      SOLE         436300
Excel Switching Corp               Common Stock         30067V108     9506      265000      SH      SOLE         265000
First Amern Corp Tenn              Common Stock         318900107     20884     480100      SH      SOLE         480100
Frontier Corp.                     Common Stock         35906P105     12178     229300      SH      SOLE         229300
International Network Svcs         Common Stock         460053101     17497     321800      SH      SOLE         321800
Johnson & Johnson                  Common Stock         478160104     284       3100        SH      SOLE         3100
Lifeline Sys Inc.                  Common Stock         532192101     1529      107349      SH      SOLE         107349
Life USA Hldgs Inc.                Common Stock         531918209     9283      450100      SH      SOLE         450100
Lone Star Industries Inc.          Common Stock         542290408     5635      113000      SH      SOLE         11300
Marshall Industries                Common Stock         572393106     6241      171000      SH      SOLE         171000
National Processing Inc            Common Stock         637229105     245       27300       SH      SOLE         27300
Pioneer Hi Bred Intl Inc           Common Stock         723686101     8985      226401      SH      SOLE         226401
Sky Tel Comm. Inc.                 Common Stock         83087Q104     18724     1022500     SH      SOLE         1022500
St. Paul Bancorp. Inc.             Common Stock         792848103     7196      314600      SH      SOLE         314600
Supervalue Inc.                    Common Stock         868536103     251       11389       SH      SOLE         11389
Unitrode Corp                      Common Stock         913283107     26602     633400      SH      SOLE         633400
World Color Press Inc.             Common Stock         981443104     32627     875900      SH      SOLE         875900
Xomed Surgical Prod. Inc.          Common Stock         98412V107     2850      50000       SH      SOLE         50000


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